iShares
®
Future AI & Tech ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .3%
DigiCo Infrastructure REIT ................... 15,761,286 $ 26,767,544
Macquarie Technology Group Ltd.
(a) (b)
........... 500,277 24,331,420
51,098,964
a
Canada  —  1 .8%
Celestica, Inc.
(b)
.......................... 113,124 41,256,660
CGI, Inc. .............................. 478,459 30,925,673
72,182,333
a
Cayman Islands  —  1 .3%
Credo Technology Group Holding Ltd.
(b)
.......... 187,031 50,863,080
a
France  —  3 .6%
Legrand SA ............................ 270,789 45,883,655
Schneider Electric SE ...................... 289,888 94,858,791
140,742,446
a
Israel  —  0 .7%
Camtek Ltd.
(a) (b)
.......................... 166,877 26,642,855
a
Japan  —  2 .4%
Advantest Corp. .......................... 453,000 93,194,923
a
South Korea  —  6 .6%
NAVER Corp. ........................... 906,672 117,643,933
SK hynix, Inc. ........................... 80,816 142,606,475
260,250,408
a
Taiwan  —  16 .9%
Alchip Technologies Ltd. .................... 741,000 99,242,266
ASE Technology Holding Co. Ltd. .............. 3,027,000 67,552,188
AURAS Technology Co. Ltd. ................. 812,000 26,296,178
Gigabyte Technology Co. Ltd. ................ 2,708,000 29,587,599
Global Unichip Corp. ...................... 796,000 123,436,658
Orient Semiconductor Electronics Ltd.
(b)
.......... 16,614,000 28,545,213
Quanta Computer, Inc. ..................... 3,236,000 37,726,890
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 2,408,000 189,967,724
Wistron Corp. ........................... 6,372,000 32,142,956
Wiwynn Corp. ........................... 207,000 30,577,944
665,075,616
a
United Arab Emirates  —  0 .7%
Presight AI Holding PLC
(b)
................... 27,827,649 26,549,610
a
United States  —  64 .6%
Accenture PLC , Class A .................... 399,861 49,758,703
Advanced Micro Devices, Inc.
(b)
............... 354,088 205,693,260
Amkor Technology, Inc. ..................... 443,595 38,251,197
Security Shares Value
a
United States (continued)
Arista Networks, Inc.
(b)
..................... 561,482 $ 95,384,562
Astera Labs, Inc.
(a) (b)
....................... 128,966 62,293,157
Bloom Energy Corp. , Class A
(b)
................ 218,079 66,012,513
Broadcom, Inc. .......................... 441,752 166,871,818
Constellation Energy Corp. .................. 252,681 62,758,380
CoreWeave, Inc. , Class A
(a) (b)
................. 1,685,956 167,820,060
CoStar Group, Inc.
(b)
....................... 954,190 27,022,661
Entegris, Inc.
(a)
.......................... 263,318 47,360,376
International Business Machines Corp. .......... 356,251 100,181,344
Marvell Technology, Inc. .................... 598,156 178,184,691
Micron Technology, Inc. ..................... 183,234 211,505,174
Microsoft Corp. .......................... 250,101 93,292,675
MongoDB, Inc. , Class A
(b)
................... 104,193 34,998,429
NVIDIA Corp. ........................... 857,249 171,526,952
Onto Innovation, Inc.
(b)
..................... 118,481 44,839,135
Oracle Corp. ............................ 816,916 119,719,040
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 733,590 85,587,945
Rambus, Inc.
(b)
.......................... 217,215 28,833,119
Seagate Technology Holdings PLC ............. 114,052 110,060,180
Snowflake, Inc. , Class A
(b)
................... 245,884 62,577,478
Super Micro Computer, Inc.
(a) (b)
................ 4,270,236 125,246,022
Tempus AI, Inc. , Class A
(a) (b)
.................. 601,240 34,829,833
Western Digital Corp. ...................... 179,695 114,774,790
Workday, Inc. , Class A
(b)
.................... 264,409 32,368,950
2,537,752,444
a
Total Long-Term Investments — 99.9%
(Cost: $ 2,737,569,937 ) ............................... 3,924,352,679
a
Short-Term Securities
Money Market Funds  —  6 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 268,297,431 268,377,920
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................ 3,554,853 3,554,853
a
Total Short-Term Securities — 6.9%
(Cost: $ 271,929,405 ) ................................ 271,932,773
Total Investments —  106.8%
(Cost: $ 3,009,499,342 ) ............................... 4,196,285,452
Liabilities in Excess of Other Assets — ( 6 .8 ) % ............... (265,753,564)
Net Assets — 100.0% ................................. $ 3,930,531,888
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Future AI & Tech ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 94,048,991 $ 174,324,858
(a)
$ — $ 703 $ 3,368 $ 268,377,920 268,297,431 $ 65,955
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,004,893 1,549,960
(a)
— — — 3,554,853 3,554,853 43,497 —
$ — $ 703 $ 3,368
$ 271,932,773
$ 109,452 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini NASDAQ 100 Index ............................................................... 6 09/18/26 $ 3,663 $ 104,131

iShares
®
Future AI & Tech ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,660,797,856  $ 1,263,554,823  $ —  $ 3,924,352,679
Short-Term Securities
Money Market Funds ...................................... 271,932,773  —  —  271,932,773
$ 2,932,730,629  $ 1,263,554,823  $ —  $ 4,196,285,452
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 104,131  $ —  $ —  $ 104,131
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)